Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Alternative Strategies Funds
Entity Central Index Key	0001535538
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Class A
Trading Symbol	FAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$122	2.36%
[1],[2]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.36%
Net Assets	$ 534,705,309
Holdings Count | $ / shares	829
Investment Company Portfolio Turnover	152.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Class C
Trading Symbol	FASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$161	3.11%
[4],[5]
Expenses Paid, Amount	$ 161
Expense Ratio, Percent	3.11%
Net Assets	$ 534,705,309
Holdings Count | $ / shares	829
Investment Company Portfolio Turnover	152.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Class R
Trading Symbol	FSKKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$136	2.62%
[7],[8]
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.62%
Net Assets	$ 534,705,309
Holdings Count | $ / shares	829
Investment Company Portfolio Turnover	152.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Class R6
Trading Symbol	FASRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$108	2.08%
[10],[11]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.08%
Net Assets	$ 534,705,309
Holdings Count | $ / shares	829
Investment Company Portfolio Turnover	152.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Alternative Strategies Fund
Class Name	Advisor Class
Trading Symbol	FABZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$109	2.11%
[13],[14]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.11%
Net Assets	$ 534,705,309
Holdings Count | $ / shares	829
Investment Company Portfolio Turnover	152.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
Figures include the effect of gross notional exposure of derivatives.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
Figures include the effect of gross notional exposure of derivatives.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
Figures include the effect of gross notional exposure of derivatives.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
Figures include the effect of gross notional exposure of derivatives.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
Figures include the effect of gross notional exposure of derivatives.